Selling and marketing expenses	12 Months Ended
Dec. 31, 2022
Selling and marketing expenses
Selling and marketing expenses

24Selling and marketing expenses

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Growth marketing expenses	8,676,372	7,948,629	2,418,005
Staff costs (Note 25)	8,023,942	3,137,775	1,297,236
Offline marketing expenses	1,447,921	941,831	432,194
Referrals	—	162,754	83,743
	18,148,235	12,190,989	4,231,178